DECHERT LLP
1775 I STREET,N.W.
WASHINGTON, DC 20006-2401
TELEPHONE: 202-261-3352
FACSIMILE: 202-261-3333

October 28, 2004

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Re: Capstone Church Bond Fund ("Registrant") : File No. 811-21662

Dear Sirs:

Enclosed for filing under the Investment Company Act of 1940 and the Securities Act of 1933 is Registrant's Registration Statement on Form N-2. This is an initial filing for this Registrant. Registrant will operate as a closed-end interval fund, pursuant to Rule 23c-3 under the Investment Company Act of 1940.

If you have questions regarding this filing, please call the undersigned at 202-261-3352.

Sincerely,

/s/ Olivia P. Adler

Olivia P. Adler

OPA/vp